UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-21574

Eaton Vance Floating-Rate Income Trust
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617)
482-8260
(Registrant’s Telephone Number)

May 31
Date of Fiscal Year End
November 30, 2024
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Floating-Rate Income Trust (EFT)
Semi-Annual Report
November 30, 2024

Commodity Futures Trading Commission Registration.
The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report
 November 30, 2024
Eaton Vance
Floating-Rate Income Trust

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Performance

Portfolio Manager(s)
Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA, Catherine C. McDermott, Daniel P. McElaney, CFA and Sarah A. Choi
% Average Annual Total Returns 1,2	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	4.28%	11.63%	6.19%	5.75%
Fund at Market Price	—	5.70	21.30	9.00	6.98

Morningstar® LSTA® US Leveraged Loan Index SM	—	4.13%	10.13%	6.07%	4.95%
% Premium/Discount to NAV 3
As of period end	1.82%
Distributions 4
Total Distributions per share for the period	$0.67
Distribution Rate at NAV	9.36%
Distribution Rate at Market Price	9.20
% Total Leverage 5
Borrowings	22.00%
Variable Rate Term Preferred Shares (VRTP Shares)	14.54
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Fund Profile

Top 10 Issuers (% of total investments) 1
UKG, Inc.	1.0%
Les Schwab Tire Centers	0.9
Epicor Software Corp.	0.8
Virgin Media Bristol LLC	0.8
Vision Solutions, Inc.	0.7
Boxer Parent Co., Inc.	0.7
Spin Holdco, Inc.	0.7
Matador Bidco SARL	0.6
Engineered Machinery Holdings, Inc.	0.6
Sophia LP	0.6
Total	7.4%
Top 10 Industries (% of total investments) 1
Software	12.4%
Machinery	6.0
Health Care Providers & Services	5.8
Chemicals	5.2
Professional Services	4.0
IT Services	3.8
Capital Markets	3.5
Specialty Retail	3.4
Hotels, Restaurants & Leisure	3.2
Commercial Services & Supplies	3.2
Total	50.5%

Credit Quality (% of total investments) 1,2
Footnotes:
1	Excludes cash and cash equivalents.
2	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Endnotes and Additional Disclosures

1	Morningstar® LSTA® US Leveraged Loan Index
SM
is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan Index
SM
or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
2	Performance results reflect the effects of leverage.
3	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
4	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
5	Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund's Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the By-Laws from the provisions of the By-Laws addressing “Control Share Acquisitions.” On October 10, 2024, the Board adopted Amendment No. 1 to the By-Laws to formally eliminate the Control Share Provisions and to make certain related conforming changes.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.4%
Security	Principal Amount (000's omitted)	Value
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 10.635%, (3 mo. SOFR + 6.112%), 5/15/30 (1)(2)	$2,000	$ 2,010,152
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.759%, (3 mo. SOFR + 7.112%), 4/17/33 (1)(2)	1,300	1,303,293
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.668%, (3 mo. SOFR + 7.012%), 10/15/34 (1)(2)	1,000	1,010,626
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.547%, (3 mo. SOFR + 6.93%), 4/20/35 (1)(2)	1,000	1,012,637
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.009%, (3 mo. SOFR + 7.392%), 10/20/34 (1)(2)	1,500	1,477,830
Canyon Capital CLO Ltd.:
Series 2019-2A, Class ER, 11.668%, (3 mo. SOFR + 7.012%), 10/15/34 (1)(2)	400	394,252
Series 2022-1A, Class E, 11.047%, (3 mo. SOFR + 6.40%), 4/15/35 (1)(2)	1,250	1,257,104
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.418%, (3 mo. SOFR + 6.762%), 1/14/32 (1)(2)	1,200	1,205,057
Series 2015-5A, Class DR, 11.579%, (3 mo. SOFR + 6.962%), 1/20/32 (1)(2)	500	500,860
Clover CLO Ltd., Series 2019-1A, Class ER, 11.332%, (3 mo. SOFR + 6.70%), 4/18/35 (1)(2)	1,000	1,005,658
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 11.563%, (3 mo. SOFR + 6.907%), 10/15/30 (1)(2)	1,000	1,002,643
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.129%, (3 mo. SOFR + 5.512%), 4/20/31 (1)(2)	1,000	1,002,922
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.717%, (3 mo. SOFR + 7.10%), 4/20/35 (1)(2)	1,000	1,003,933
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 11.706%, (3 mo. SOFR + 7.05%), 4/15/35 (1)(2)	1,000	1,004,020
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class E, 11.126%, (3 mo. SOFR + 6.50%), 4/25/36 (1)(2)	1,000	1,006,270
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 10.759%, (3 mo. SOFR + 6.112%), 10/17/31 (1)(2)	900	903,126
Series 2014-1A, Class DR2, 10.609%, (3 mo. SOFR + 5.962%), 1/17/31 (1)(2)	1,500	1,505,155
Series 2015-1A, Class DR4, 11.282%, (3 mo. SOFR + 6.762%), 5/21/34 (1)(2)	500	502,563
Series 2019-1A, Class DR, 11.278%, (3 mo. SOFR + 6.762%), 11/14/34 (1)(2)	1,000	1,006,367
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.596%, (3 mo. SOFR + 6.962%), 7/24/32 (1)(2)	1,000	1,008,323
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 10.838%, (3 mo. SOFR + 6.212%), 10/25/31 (1)(2)	700	702,665
Security	Principal Amount (000's omitted)	Value
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.649%, (3 mo. SOFR + 7.032%), 7/20/32 (1)(2)	$1,000	$ 1,003,706
Voya CLO Ltd., Series 2013-1A, Class DR, 11.398%, (3 mo. SOFR + 6.742%), 10/15/30 (1)(2)	2,000	1,842,562
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.158%, (3 mo. SOFR + 7.502%), 4/15/33 (1)(2)	1,300	1,275,949
Total Asset-Backed Securities (identified cost $25,820,213)		$ 25,947,673

Common Stocks — 1.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC (3)(4)(5)	58	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc. (4)(5)	20,728	$ 435,288
Phoenix Services International LLC (4)(5)	17,026	70,233
Phoenix Services International LLC (4)(5)	1,554	6,410
		$ 511,931
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A1 (3)(4)(5)	529	$ 1,179,638
		$ 1,179,638
Electronics/Electrical — 0.0% (6)
Skillsoft Corp. (4)(5)	2,823	$ 43,220
		$ 43,220
Entertainment — 0.1%
New Cineworld Ltd. (4)(5)	15,478	$ 348,255
		$ 348,255
Health Care — 0.5%
Cano Health, Inc. (4)(5)	108,091	$ 1,243,047
Envision Parent, Inc. (4)(5)	49,670	561,892
		$ 1,804,939
Household Durables — 0.2%
Serta Simmons Bedding, Inc. (4)(5)	81,273	$ 575,681
Serta SSB Equipment Co. (3)(4)(5)	81,273	0
		$ 575,681

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Investment Companies — 0.0% (6)
Aegletes BV (4)(5)	15,179	$ 9,866
		$ 9,866
Pharmaceuticals — 0.7%
Covis Midco 1 SARL, Class A (4)(5)	501	$ 255
Covis Midco 1 SARL, Class B (4)(5)	501	255
Covis Midco 1 SARL, Class C (4)(5)	501	255
Covis Midco 1 SARL, Class D (4)(5)	501	256
Covis Midco 1 SARL, Class E (4)(5)	501	256
Mallinckrodt International Finance SA (4)(5)	30,561	2,314,996
		$ 2,316,273
Retail — 0.0%
Jubilee Enterprise PCL, Class A1 (3)(4)(5)	506	$ 0
Jubilee Enterprise PCL, Class A2 (3)(4)(5)	404,596	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc. (3)(4)(5)	613	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp. (3)(4)(5)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $7,933,920)		$ 6,789,803

Corporate Bonds — 5.9%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28 (1)	$200	$ 199,938
TransDigm, Inc., 4.875%, 5/1/29	700	667,849
		$ 867,787
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30 (1)	$625	$ 551,878
		$ 551,878
Security	Principal Amount (000's omitted)	Value
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27 (1)	$1,000	$ 1,007,067
		$ 1,007,067
Building and Development — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28 (1)	$625	$ 620,179
Standard Industries, Inc., 4.75%, 1/15/28 (1)	625	607,904
		$ 1,228,083
Business Equipment and Services — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (1)	$750	$ 751,280
		$ 751,280
Cable and Satellite Television — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30 (1)	$625	$ 569,184
		$ 569,184
Chemicals — 0.1%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28 (1)	$209	$ 222,440
		$ 222,440
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29 (1)	$489	$ 472,824
		$ 472,824
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28 (1)	$625	$ 618,420
		$ 618,420
Distribution & Wholesale — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27 (1)	$602	$ 604,053
Performance Food Group, Inc., 5.50%, 10/15/27 (1)	1,000	995,470
		$ 1,599,523
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29 (1)	$366	$ 347,320
		$ 347,320
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29 (1)	$625	$ 580,337
		$ 580,337

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Entertainment — 0.1%
Caesars Entertainment, Inc., 8.125%, 7/1/27 (1)	$339	$ 346,016
		$ 346,016
Food Service — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29 (1)	$625	$ 579,612
		$ 579,612
Health Care — 0.5%
LifePoint Health, Inc., 5.375%, 1/15/29 (1)	$625	$ 564,604
Medline Borrower LP, 5.25%, 10/1/29 (1)	241	235,483
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,057,367
		$ 1,857,454
Home Furnishings — 0.2%
Tempur Sealy International, Inc., 4.00%, 4/15/29 (1)	$625	$ 581,923
		$ 581,923
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (1)	$625	$ 624,569
AmWINS Group, Inc., 4.875%, 6/30/29 (1)	600	570,285
		$ 1,194,854
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27 (1)	$550	$ 550,989
Viking Cruises Ltd., 5.875%, 9/15/27 (1)	625	621,218
		$ 1,172,207
Media — 0.0% (6)
iHeartCommunications, Inc., 6.375%, 5/1/26	$208	$ 180,639
		$ 180,639
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27 (1)	$474	$ 480,140
		$ 480,140
Oil and Gas — 0.4%
Civitas Resources, Inc., 8.375%, 7/1/28 (1)	$250	$ 261,255
Permian Resources Operating LLC, 5.375%, 1/15/26 (1)	625	624,038
Vital Energy, Inc., 9.75%, 10/15/30	350	375,911
		$ 1,261,204
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31 (1)	$446	$ 470,373
		$ 470,373
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (1)	$625	$ 604,530
		$ 604,530
Retail — 0.0% (6)
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28 (1)	$34	$ 35,894
		$ 35,894
Retailers (Except Food and Drug) — 0.1%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29 (1)	$355	$ 349,468
		$ 349,468
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30 (1)	$625	$ 598,699
		$ 598,699
Utilities — 0.4%
Calpine Corp., 5.00%, 2/1/31 (1)	$504	$ 478,198
NRG Energy, Inc., 3.625%, 2/15/31 (1)	1,000	891,897
		$ 1,370,095
Wireless Telecommunication Services — 0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$607	$ 589,652
		$ 589,652
Total Corporate Bonds (identified cost $20,227,599)		$ 20,488,903

Senior Floating-Rate Loans — 142.7% (7)
Borrower/Description	Principal Amount * (000's omitted)	Value
Aerospace and Defense — 0.8%
Air Comm Corporation LLC:
Term Loan, 11/21/31 (8)	1,315	$ 1,312,096
Term Loan, 11/21/31 (8)	110	109,342

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Aerospace and Defense (continued)
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31 (8)		600	$ 602,625
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23 (3)(9)		408	324,523
Novaria Holdings LLC, Term Loan, 8.673%, (SOFR + 4.00%), 6/6/31		400	404,000
			$ 2,752,586
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 9.48%, (SOFR + 4.75%), 4/5/30		600	$ 606,187
			$ 606,187
Airlines — 0.6%
American Airlines, Inc., Term Loan, 9.629%, (SOFR + 4.75%), 4/20/28		2,135	$ 2,205,944
			$ 2,205,944
Apparel & Luxury Goods — 1.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 7.323%, (SOFR + 2.75%), 12/21/28		732	$ 739,685
Gloves Buyer, Inc., Term Loan, 8.687%, (SOFR + 4.00%), 12/29/27		2,218	2,223,405
Hanesbrands, Inc., Term Loan, 8.323%, (SOFR + 3.75%), 3/8/30		178	178,398
Varsity Brands, Inc., Term Loan, 8/26/31 (8)		1,000	1,002,750
			$ 4,144,238
Auto Components — 4.0%
Adient U.S. LLC, Term Loan, 7.323%, (SOFR + 2.75%), 1/31/31		1,618	$ 1,630,016
Autokiniton U.S. Holdings, Inc., Term Loan, 8.687%, (SOFR + 4.00%), 4/6/28		3,221	3,206,771
Clarios Global LP:
Term Loan, 5.999%, (EURIBOR + 3.00%), 7/16/31 (10)	EUR	630	667,066
Term Loan, 7.073%, (SOFR + 2.50%), 5/6/30		2,120	2,136,469
DexKo Global, Inc.:
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	313,975
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	461,097
Term Loan, 8.615%, (SOFR + 3.75%), 10/4/28		683	647,237
Garrett LX I SARL, Term Loan, 7.335%, (SOFR + 2.75%), 4/30/28		752	755,509
LSF12 Badger Bidco LLC, Term Loan, 10.573%, (SOFR + 6.00%), 8/30/30		298	293,656
Borrower/Description	Principal Amount * (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc., Term Loan, 9.323%, (SOFR + 4.75%), 7/19/29	1,250	$ 1,256,055
RealTruck Group, Inc.:
Term Loan, 8.187%, (SOFR + 3.50%), 1/31/28	1,795	1,786,428
Term Loan, 9.687%, (SOFR + 5.00%), 1/31/28	697	694,759
		$ 13,849,038
Automobiles — 0.6%
MajorDrive Holdings IV LLC:
Term Loan, 8.865%, (SOFR + 4.00%), 6/1/28	653	$ 636,899
Term Loan, 10.254%, (SOFR + 5.50%), 6/1/29	1,463	1,473,469
		$ 2,110,368
Beverages — 1.3%
Arterra Wines Canada, Inc., Term Loan, 8.365%, (SOFR + 3.50%), 11/24/27	1,059	$ 1,042,491
City Brewing Co. LLC:
Term Loan, 8.418%, (SOFR + 3.50%), 4/5/28	604	471,391
Term Loan, 10.906%, (SOFR + 6.25%), 4/5/28	196	162,608
Term Loan - Second Lien, 9.647%, (SOFR + 5.00%), 4/5/28	1,110	494,027
Triton Water Holdings, Inc., Term Loan, 8.115%, (SOFR + 3.25%), 3/31/28	2,419	2,437,402
		$ 4,607,919
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.187%, (SOFR + 2.50%), 3/12/26	379	$ 380,038
Alltech, Inc., Term Loan, 8.687%, (SOFR + 4.00%), 10/13/28	1,237	1,244,122
		$ 1,624,160
Building Products — 2.8%
Cornerstone Building Brands, Inc., Term Loan, 7.959%, (SOFR + 3.25%), 4/12/28	1,779	$ 1,679,928
CPG International, Inc., Term Loan, 6.573%, (SOFR + 2.00%), 9/19/31	675	679,535
Kodiak Building Partners, Inc., Term Loan, 11/26/31 (8)	500	501,250
LHS Borrower LLC, Term Loan, 9.423%, (SOFR + 4.75%), 2/16/29	1,012	976,796
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 10/10/31 (8)	1,900	1,895,250
MI Windows & Doors LLC, Term Loan, 7.573%, (SOFR + 3.00%), 3/28/31	1,995	2,015,365

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Building Products (continued)
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		1,555	$ 1,540,968
Standard Industries, Inc., Term Loan, 6.345%, (SOFR + 1.75%), 9/22/28		619	622,453
			$ 9,911,545
Capital Markets — 5.6%
Advisor Group, Inc., Term Loan, 8.089%, (SOFR + 3.50%), 8/17/28		1,851	$ 1,856,864
AllSpring Buyer LLC, Term Loan, 8.137%, (SOFR + 3.25%), 11/1/28		1,319	1,326,586
Aretec Group, Inc., Term Loan, 8.573%, (SOFR + 4.00%), 8/9/30		1,910	1,924,211
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		792	798,752
Edelman Financial Center LLC, Term Loan, 7.823%, (SOFR + 3.25%), 4/7/28		2,476	2,494,125
EIG Management Co. LLC, Term Loan, 9.599%, (SOFR + 5.00%), 5/17/29		420	421,786
FinCo I LLC, Term Loan, 6.823%, (SOFR + 2.25%), 6/27/29		1,234	1,242,283
Focus Financial Partners LLC:
Term Loan, 0.00%, 9/15/31 (11)		209	211,040
Term Loan, 7.823%, (SOFR + 3.25%), 9/15/31		1,946	1,964,941
Franklin Square Holdings LP, Term Loan, 6.823%, (SOFR + 2.25%), 4/25/31		973	974,994
HighTower Holdings LLC, Term Loan, 8.071%, (SOFR + 3.50%), 4/21/28		2,237	2,256,017
Kestra Advisor Services Holdings A, Inc., Term Loan, 8.514%, (SOFR + 4.00%), 3/22/31		1,122	1,133,409
Mariner Wealth Advisors LLC, Term Loan, 7.354%, (SOFR + 2.75%), 8/18/28		1,826	1,837,324
Orion Advisor Solutions, Inc., Term Loan, 8.335%, (SOFR + 3.75%), 9/24/30		575	579,492
Press Ganey Holdings, Inc., Term Loan, 7.823%, (SOFR + 3.25%), 4/30/31		625	628,320
			$ 19,650,144
Chemicals — 8.3%
Aruba Investments Holdings LLC:
Term Loan, 6.977%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	507	$ 529,906
Term Loan, 8.673%, (SOFR + 4.00%), 11/24/27		1,509	1,513,230
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 8.50%, (USD Prime + 0.75%), 12/20/29		1,738	1,746,825
Charter NEX U.S., Inc., Term Loan, 7.652%, (SOFR + 3.00%), 11/29/30		1,222	1,232,629
Borrower/Description	Principal Amount * (000's omitted)		Value
Chemicals (continued)
CPC Acquisition Corp., Term Loan, 8.615%, (SOFR + 3.75%), 12/29/27		1,017	$ 921,220
Discovery Purchaser Corp., Term Loan, 8.965%, (SOFR + 4.38%), 10/4/29		1,049	1,055,851
Flint Group Topco Ltd., Term Loan - Second Lien, 11.888%, (SOFR + 7.26%), 4.988% cash, 6.90% PIK, 12/30/27		17	3,362
Gemini HDPE LLC, Term Loan, 7.847%, (SOFR + 3.00%), 12/31/27		693	696,529
Groupe Solmax, Inc., Term Loan, 9.533%, (SOFR + 4.75%), 5/29/28 (10)		1,304	1,201,881
INEOS Enterprises Holdings II Ltd., Term Loan, 6.912%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	200	213,280
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.364%, (SOFR + 3.75%), 7/8/30		1,067	1,070,939
INEOS Finance PLC, Term Loan, 6.477%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4	4,026
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.977%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	291,351
Term Loan, 8.923%, (SOFR + 4.25%), 4/2/29		1,945	1,941,578
INEOS U.S. Finance LLC:
Term Loan, 7.173%, (SOFR + 2.50%), 11/8/28		512	512,899
Term Loan, 7.823%, (SOFR + 3.25%), 2/18/30		1,542	1,552,645
Term Loan, 8.323%, (SOFR + 3.75%), 2/7/31		524	527,484
Lonza Group AG, Term Loan, 8.629%, (SOFR + 3.93%), 7/3/28		2,444	2,411,310
Momentive Performance Materials, Inc., Term Loan, 8.573%, (SOFR + 4.00%), 3/29/28		1,899	1,910,708
Nouryon Finance BV, Term Loan, 7.657%, (SOFR + 3.25%), 4/3/28		619	625,336
Olympus Water U.S. Holding Corp., Term Loan, 8.104%, (SOFR + 3.50%), 6/20/31		2,153	2,173,605
Paint Intermediate III LLC, Term Loan, 7.522%, (SOFR + 3.00%), 10/9/31		475	477,672
Rohm Holding GmbH, Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		1,445	1,372,662
SCUR-Alpha 1503 GmbH, Term Loan, 10.085%, (SOFR + 5.50%), 3/29/30		493	472,845
Tronox Finance LLC:
Term Loan, 7.09%, (SOFR + 2.50%), 9/18/31 (10)		400	401,833
Term Loan, 7.354%, (SOFR + 2.75%), 4/4/29		1,499	1,508,742
W.R. Grace & Co.-Conn., Term Loan, 7.854%, (SOFR + 3.25%), 9/22/28		2,407	2,424,489
			$ 28,794,837

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Commercial Services & Supplies — 4.9%
Albion Financing 3 SARL, Term Loan, 9.096%, (SOFR + 4.25%), 8/16/29		1,608	$ 1,625,244
Allied Universal Holdco LLC, Term Loan, 8.423%, (SOFR + 3.75%), 5/12/28		1,971	1,986,256
Belfor Holdings, Inc., Term Loan, 8.323%, (SOFR + 3.75%), 11/1/30		607	611,072
EnergySolutions LLC, Term Loan, 7.841%, (SOFR + 3.25%), 9/20/30		1,483	1,495,975
Flame Newco LLC, Term Loan, 10.673%, (SOFR + 6.10%), 6/30/28		212	207,594
Foundever Worldwide Corp., Term Loan, 8.437%, (SOFR + 3.75%), 8/28/28		2,264	1,475,858
Garda World Security Corp., Term Loan, 8.109%, (SOFR + 3.50%), 2/1/29		2,407	2,437,406
GFL Environmental, Inc., Term Loan, 6.61%, (SOFR + 2.00%), 7/3/31		875	878,919
Heritage-Crystal Clean, Inc., Term Loan, 8.095%, (SOFR + 4.00%), 10/17/30		720	725,858
Monitronics International, Inc., Term Loan, 12.334%, (SOFR + 7.50%), 6/30/28		1,131	1,136,587
Prime Security Services Borrower LLC, Term Loan, 6.906%, (SOFR + 2.25%), 10/13/30		898	900,992
Tempo Acquisition LLC, Term Loan, 6.823%, (SOFR + 2.25%), 8/31/28		1,315	1,323,992
TMF Group Holding BV, Term Loan, 8.092%, (SOFR + 3.50%), 5/3/28		372	374,518
TruGreen LP, Term Loan, 8.673%, (SOFR + 4.00%), 11/2/27		2,077	2,019,523
			$ 17,199,794
Construction Materials — 1.2%
Construction Partners, Inc., Term Loan, 7.073%, (SOFR + 2.50%), 11/3/31		500	$ 501,562
Quikrete Holdings, Inc., Term Loan, 6.823%, (SOFR + 2.25%), 3/19/29		2,438	2,438,055
Star Holding LLC, Term Loan, 9.073%, (SOFR + 4.50%), 7/31/31		1,175	1,176,469
			$ 4,116,086
Consumer Staples Distribution & Retail — 1.0%
Cardenas Markets, Inc., Term Loan, 11.454%, (SOFR + 6.75%), 8/1/29		419	$ 409,907
Peer Holding III BV:
Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	550	585,339
Term Loan, 7.604%, (SOFR + 3.00%), 7/1/31		1,325	1,335,490
Term Loan, 7.854%, (SOFR + 3.25%), 10/28/30		1,119	1,129,519
			$ 3,460,255
Borrower/Description	Principal Amount * (000's omitted)		Value
Containers & Packaging — 1.6%
Altium Packaging LLC, Term Loan, 7.073%, (SOFR + 2.50%), 6/11/31		449	$ 449,436
Berlin Packaging LLC, Term Loan, 8.415%, (SOFR + 3.75%), 6/9/31 (10)		1,762	1,773,753
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.748%, (SOFR + 3.18%), 4/13/29		2,058	2,072,720
Pretium Packaging LLC, Term Loan - Second Lien, 9.171%, (SOFR + 4.60%), 10/2/28		61	49,401
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.534%, (SOFR + 6.75%), 10/1/29		300	115,500
Proampac PG Borrower LLC, Term Loan, 8.603%, (SOFR + 4.00%), 9/15/28		1,141	1,146,918
			$ 5,607,728
Distributors — 0.7%
CD&R Hydra Buyer, Inc., Term Loan, 8.673%, (SOFR + 4.00%), 3/25/31		970	$ 973,460
Parts Europe SA, Term Loan, 6.339%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	1,425	1,519,388
Phillips Feed Service, Inc., Term Loan, 11.673%, (SOFR + 7.00%), 11/13/24 (3)		110	67,449
			$ 2,560,297
Diversified Consumer Services — 2.6%
Ascend Learning LLC:
Term Loan, 8.173%, (SOFR + 3.50%), 12/11/28		1,057	$ 1,062,133
Term Loan - Second Lien, 12/10/29 (8)		2,250	2,246,485
Fugue Finance BV, Term Loan, 8.514%, (SOFR + 4.00%), 1/31/28		398	401,343
KUEHG Corp., Term Loan, 7.839%, (SOFR + 3.25%), 6/12/30		1,362	1,376,714
Project Boost Purchaser LLC:
Term Loan, 8.147%, (SOFR + 3.50%), 7/16/31		1,175	1,187,013
Term Loan - Second Lien, 9.897%, (SOFR + 5.25%), 7/16/32		350	356,854
Spring Education Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 10/4/30		671	675,630
Wand NewCo 3, Inc., Term Loan, 7.834%, (SOFR + 3.25%), 1/30/31 (10)		1,696	1,709,396
			$ 9,015,568
Diversified Financial Services — 0.5%
Concorde Midco Ltd., Term Loan, 7.092%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	$ 608,776
Sandy BidCo BV, Term Loan, 6.823%, (6 mo. EURIBOR + 3.60%), 8/17/29	EUR	950	1,003,185
			$ 1,611,961

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Diversified Telecommunication Services — 2.6%
Altice France SA, Term Loan, 10.147%, (SOFR + 5.50%), 8/15/28		1,222	$ 1,003,350
Anuvu Holdings 2 LLC:
Term Loan, 13.213%, (SOFR + 8.25%), 3/23/26 (3)		1,011	407,947
Term Loan, 14.963%, (SOFR + 10.00%), 8.963% cash, 6.00% PIK, 9/27/27 (3)		414	331,436
Level 3 Financing, Inc., Term Loan, 11.133%, (SOFR + 6.56%), 4/15/30		600	614,304
Lumen Technologies, Inc., Term Loan, 4/15/30 (8)		1,000	929,583
Virgin Media Bristol LLC, Term Loan, 7.974%, (SOFR + 3.25%), 1/31/29		4,250	4,225,762
Zayo Group Holdings, Inc., Term Loan, 6.252%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,399	1,411,324
			$ 8,923,706
Electric Utilities — 0.7%
Kohler Energy Co. LLC, Term Loan, 9.354%, (SOFR + 4.75%), 5/1/31		2,244	$ 2,269,624
			$ 2,269,624
Electrical Equipment — 1.2%
AZZ, Inc., Term Loan, 7.073%, (SOFR + 2.50%), 5/13/29		1,125	$ 1,132,433
WEC U.S. Holdings Ltd., Term Loan, 6.922%, (SOFR + 2.25%), 1/27/31		2,993	3,006,529
			$ 4,138,962
Electronic Equipment, Instruments & Components — 2.6%
Chamberlain Group, Inc.:
Term Loan, 7.923%, (SOFR + 3.25%), 11/3/28		1,313	$ 1,321,080
Term Loan, 8.323%, (SOFR + 3.75%), 11/3/28		1,119	1,123,029
Creation Technologies, Inc., Term Loan, 10.351%, (SOFR + 5.50%), 10/5/28		1,319	1,289,029
Ingram Micro, Inc., Term Loan, 7.564%, (SOFR + 2.75%), 9/22/31		1,416	1,423,534
Mirion Technologies, Inc., Term Loan, 6.854%, (SOFR + 2.25%), 10/20/28		523	526,657
MX Holdings U.S., Inc., Term Loan, 7.437%, (SOFR + 2.75%), 7/31/28		248	249,150
Range Red Operating, Inc.:
Term Loan, 12.693%, (SOFR + 8.00%), 10/1/29		192	190,579
Term Loan - Second Lien, 12.693%, (SOFR + 8.00%), 10/1/29		807	799,453
Verifone Systems, Inc., Term Loan, 8.783%, (SOFR + 4.00%), 8/20/25		1,200	1,129,311
Borrower/Description	Principal Amount * (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Verisure Holding AB:
Term Loan, 6.345%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	850	$ 905,121
Term Loan, 6.348%, (3 mo. EURIBOR + 3.25%), 5/30/30	EUR	248	263,974
			$ 9,220,917
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc., Term Loan, 15.687%, (SOFR + 11.00%), 4.687% cash, 11.00% PIK, 12/31/25 (3)		61	$ 28,084
GIP Pilot Acquisition Partners LP, Term Loan, 7.09%, (SOFR + 2.50%), 10/4/30		472	475,983
PG Investment Co. 59 SARL, Term Loan, 7.604%, (SOFR + 3.00%), 3/26/31		1,347	1,357,900
			$ 1,861,967
Engineering & Construction — 1.5%
American Residential Services LLC, Term Loan, 8.365%, (SOFR + 3.50%), 10/15/27		602	$ 603,818
Arcosa, Inc., Term Loan, 6.823%, (SOFR + 2.25%), 8/12/31		350	351,750
Artera Services LLC, Term Loan, 9.104%, (SOFR + 4.50%), 2/15/31		423	417,967
Azuria Water Solutions, Inc., Term Loan, 8.323%, (SOFR + 3.75%), 5/17/28		1,271	1,280,737
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		1,820	1,836,082
Platea BC Bidco AB:
Term Loan, 1.865%, (3 mo. EURIBOR + 4.00%), 4/3/31 (11)	EUR	138	146,517
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 4/3/31	EUR	688	732,583
			$ 5,369,454
Entertainment — 1.0%
City Football Group Ltd., Term Loan, 7.687%, (SOFR + 3.00%), 7/22/30		975	$ 974,650
Crown Finance U.S., Inc., Term Loan, 13.30%, (SOFR + 8.50%), 6.30% cash, 7.00% PIK, 7/31/28		362	363,356
Renaissance Holding Corp., Term Loan, 8.823%, (SOFR + 4.25%), 4/5/30		1,906	1,911,873
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	301	198,367
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	76	80,433
			$ 3,528,679

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Financial Services — 2.0%
Boost Newco Borrower LLC, Term Loan, 7.104%, (SOFR + 2.50%), 1/31/31		3,025	$ 3,056,061
CPI Holdco B LLC, Term Loan, 6.573%, (SOFR + 2.00%), 5/19/31		1,150	1,153,833
Grant Thornton Advisors LLC, Term Loan, 7.823%, (SOFR + 3.25%), 6/2/31		1,350	1,359,844
NCR Atleos LLC, Term Loan, 8.398%, (SOFR + 3.75%), 3/27/29		801	804,504
Nuvei Technologies Corp., Term Loan, 11/15/31 (8)		500	503,375
			$ 6,877,617
Food Products — 1.6%
CHG PPC Parent LLC, Term Loan, 7.687%, (SOFR + 3.00%), 12/8/28		390	$ 390,653
Del Monte Foods, Inc.:
Term Loan, 13.166%, (SOFR + 8.00%), 8/2/28		418	410,935
Term Loan - Second Lien, 9.427%, (SOFR + 4.40%), 8/2/28 (10)		884	530,677
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29		1,960	1,966,632
POP Bidco SAS, Term Loan, 10/11/31 (8)	EUR	1,125	1,191,331
Simply Good Foods USA, Inc., Term Loan, 7.173%, (SOFR + 2.50%), 3/17/27		125	125,938
United Petfood Group BV, Term Loan, 5.822%, (3 mo. EURIBOR + 2.75%), 4/24/28	EUR	775	820,865
			$ 5,437,031
Gas Utilities — 0.8%
CQP Holdco LP, Term Loan, 6.854%, (SOFR + 2.25%), 12/31/30		2,629	$ 2,646,085
			$ 2,646,085
Health Care Equipment & Supplies — 1.6%
Bayou Intermediate II LLC, Term Loan, 9.347%, (SOFR + 4.50%), 8/2/28		1,740	$ 1,722,121
Journey Personal Care Corp., Term Loan, 8.336%, (SOFR + 3.75%), 3/1/28		2,566	2,575,641
Medline Borrower LP, Term Loan, 6.823%, (SOFR + 2.25%), 10/23/28		1,110	1,117,784
			$ 5,415,546
Health Care Providers & Services — 9.2%
AEA International Holdings (Lux) SARL, Term Loan, 7.354%, (SOFR + 2.75%), 9/7/28		1,612	$ 1,618,307
Biogroup-LCD, Term Loan, 6.532%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	250	257,329
Borrower/Description	Principal Amount * (000's omitted)		Value
Health Care Providers & Services (continued)
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.604%, (SOFR + 8.00%), 10.354% cash, 2.25% PIK, 1/15/26		2,517	$ 2,177,401
Cano Health LLC, Term Loan, 12.604%, (SOFR + 8.00%), 6/28/29		476	475,975
CCRR Parent, Inc., Term Loan, 9.026%, (SOFR + 4.25%), 3/6/28		2,647	1,645,854
Cerba Healthcare SAS:
Term Loan, 6.677%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	350	321,234
Term Loan, 6.927%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	525	481,421
CHG Healthcare Services, Inc.:
Term Loan, 8.275%, (SOFR + 3.50%), 9/29/28 (10)		1,658	1,674,274
Term Loan, 8.275%, (SOFR + 3.50%), 9/29/28 (10)		397	401,063
CNT Holdings I Corp., Term Loan, 8.085%, (SOFR + 3.50%), 11/8/27		1,548	1,561,557
Concentra Health Services, Inc., Term Loan, 6.823%, (SOFR + 2.25%), 7/28/31		350	352,625
Covis Finco SARL, Term Loan, 0.00%, 2/18/27 (9)		617	249,865
Electron BidCo, Inc., Term Loan, 7.687%, (SOFR + 3.00%), 11/1/28		683	687,352
Ensemble RCM LLC, Term Loan, 7.585%, (SOFR + 3.00%), 8/1/29		1,399	1,413,697
Hanger, Inc.:
Term Loan, 0.00%, 10/23/31 (11)		140	141,271
Term Loan, 8.073%, (SOFR + 3.50%), 10/23/31		1,085	1,097,204
IVC Acquisition Ltd.:
Term Loan, 7.785%, (1 mo. EURIBOR + 4.75%), 12/12/28	EUR	1,350	1,437,411
Term Loan, 9.393%, (SOFR + 4.75%), 12/12/28		1,017	1,027,074
LSCS Holdings, Inc., Term Loan, 9.187%, (SOFR + 4.61%), 12/16/28		632	635,483
Medical Solutions Holdings, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 11/1/28		2,472	1,735,880
National Mentor Holdings, Inc.:
Term Loan, 8.429%, (SOFR + 3.75%), 3/2/28 (10)		1,921	1,900,561
Term Loan, 8.454%, (SOFR + 3.75%), 3/2/28		57	56,569
Option Care Health, Inc., Term Loan, 6.823%, (SOFR + 2.25%), 10/27/28		365	367,024
Pacific Dental Services LLC, Term Loan, 7.361%, (SOFR + 2.75%), 3/15/31		846	852,974
Phoenix Guarantor, Inc., Term Loan, 7.823%, (SOFR + 3.25%), 2/21/31		1,572	1,586,409
Radnet Management, Inc., Term Loan, 6.771%, (SOFR + 2.25%), 4/18/31		698	701,741
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31 (11)		100	100,583

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC: (continued)
Term Loan, 7.861%, (SOFR + 3.25%), 11/19/31		1,400	$ 1,408,166
Select Medical Corp.:
Term Loan, 9.50%, (USD Prime + 1.75%), 3/6/27		46	46,535
Term Loan, 11/18/31 (8)		900	902,813
Sound Inpatient Physicians, Term Loan - Second Lien, 9.865%, (SOFR + 5.00%), 8.365% cash, 1.50% PIK, 6/28/28		411	376,109
Surgery Center Holdings, Inc., Term Loan, 7.338%, (SOFR + 2.75%), 12/19/30		2,236	2,255,000
Synlab Bondco PLC:
Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	344,592
Term Loan, 6.638%, (3 mo. EURIBOR + 3.50%), 4/18/31	EUR	525	557,864
TTF Holdings LLC, Term Loan, 8.323%, (SOFR + 3.75%), 7/18/31		1,350	1,362,234
			$ 32,211,451
Health Care Technology — 2.6%
athenahealth Group, Inc., Term Loan, 7.823%, (SOFR + 3.25%), 2/15/29		1,758	$ 1,767,734
Certara LP, Term Loan, 7.573%, (SOFR + 3.00%), 6/26/31		933	935,622
Imprivata, Inc., Term Loan, 8.085%, (SOFR + 3.50%), 12/1/27		1,440	1,454,731
PointClickCare Technologies, Inc., Term Loan, 7.821%, (SOFR + 3.25%), 11/3/31		1,251	1,259,298
Project Ruby Ultimate Parent Corp., Term Loan, 7.721%, (SOFR + 3.00%), 3/10/28		1,206	1,214,921
Symplr Software, Inc., Term Loan, 9.185%, (SOFR + 4.50%), 12/22/27		1,755	1,608,691
Waystar Technologies, Inc., Term Loan, 7.323%, (SOFR + 2.75%), 10/22/29		989	994,359
			$ 9,235,356
Hotels, Restaurants & Leisure — 5.1%
Caesars Entertainment, Inc., Term Loan, 6.823%, (SOFR + 2.25%), 2/6/31		2,239	$ 2,254,141
Carnival Corp., Term Loan, 7.323%, (SOFR + 2.75%), 10/18/28		2,779	2,799,629
ClubCorp Holdings, Inc., Term Loan, 9.865%, (SOFR + 5.00%), 9/18/26		1,248	1,253,489
Fertitta Entertainment LLC, Term Loan, 8.073%, (SOFR + 3.50%), 1/27/29		1,970	1,982,931
Flutter Financing BV, Term Loan, 6.604%, (SOFR + 2.00%), 11/29/30		3,002	3,018,075
Borrower/Description	Principal Amount * (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Ontario Gaming GTA LP, Term Loan, 8.893%, (SOFR + 4.25%), 8/1/30	1,418	$ 1,423,890
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.325%, (SOFR + 8.25%), 6/23/26	408	417,420
Playa Resorts Holding BV, Term Loan, 7.323%, (SOFR + 2.75%), 1/5/29	2,014	2,018,532
Scientific Games Holdings LP, Term Loan, 7.59%, (SOFR + 3.00%), 4/4/29	1,975	1,983,825
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.073%, (SOFR + 2.50%), 8/25/28	752	752,507
		$ 17,904,439
Household Durables — 2.5%
ACProducts, Inc., Term Loan, 9.115%, (SOFR + 4.25%), 5/17/28	2,852	$ 2,272,548
Libbey Glass, Inc., Term Loan, 11.267%, (SOFR + 6.50%), 11/22/27	683	666,402
Madison Safety & Flow LLC, Term Loan, 7.823%, (SOFR + 3.25%), 9/26/31	700	707,875
Serta Simmons Bedding LLC:
Term Loan, 12.218%, (SOFR + 7.50%), 6/29/28	1,570	1,342,297
Term Loan, 12.232%, (SOFR + 7.50%), 6/29/28	170	169,586
Solis IV BV, Term Loan, 8.021%, (SOFR + 3.50%), 2/26/29	1,962	1,971,199
Tempur Sealy International, Inc., Term Loan, 7.07%, (SOFR + 2.50%), 10/3/31	1,550	1,560,334
		$ 8,690,241
Household Products — 0.5%
Kronos Acquisition Holdings, Inc., Term Loan, 8.584%, (SOFR + 4.00%), 7/8/31	1,725	$ 1,630,394
		$ 1,630,394
Independent Power and Renewable Electricity Producers — 0.3%
Thunder Generation Funding LLC, Term Loan, 7.61%, (SOFR + 3.00%), 10/3/31	1,025	$ 1,033,541
		$ 1,033,541
Industrials Conglomerates — 0.6%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.67%, (SOFR + 5.00%), 10/8/31	475	$ 475,000
John Bean Technologies Corp., Term Loan, 10/9/31 (8)	675	679,641
nVent Electric PLC, Term Loan, 9/12/31 (8)	1,050	1,063,125
		$ 2,217,766

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Insurance — 1.7%
Alliant Holdings Intermediate LLC, Term Loan, 7.349%, (SOFR + 2.75%), 9/19/31		895	$ 900,420
AmWINS Group, Inc., Term Loan, 6.937%, (SOFR + 2.25%), 2/19/28		511	513,286
Broadstreet Partners, Inc., Term Loan, 7.823%, (SOFR + 3.25%), 6/13/31		1,072	1,078,040
Financiere CEP SAS, Term Loan, 6.977%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	550	583,520
Ryan Specialty Group LLC, Term Loan, 6.823%, (SOFR + 2.25%), 9/15/31		1,150	1,157,187
Truist Insurance Holdings LLC:
Term Loan, 7.854%, (SOFR + 3.25%), 5/6/31		483	485,225
Term Loan - Second Lien, 9.354%, (SOFR + 4.75%), 5/6/32		263	269,737
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 9/27/30		997	1,004,476
			$ 5,991,891
Interactive Media & Services — 1.2%
Arches Buyer, Inc., Term Loan, 7.923%, (SOFR + 3.25%), 12/6/27		1,959	$ 1,928,221
Foundational Education Group, Inc., Term Loan, 8.597%, (SOFR + 3.75%), 8/31/28		1,434	1,393,197
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26		993	989,873
			$ 4,311,291
IT Services — 6.1%
Asurion LLC:
Term Loan, 8.673%, (SOFR + 4.00%), 8/19/28		1,211	$ 1,214,161
Term Loan - Second Lien, 9.937%, (SOFR + 5.25%), 1/31/28		2,070	2,038,432
Term Loan - Second Lien, 9.937%, (SOFR + 5.25%), 1/20/29		1,425	1,392,429
Endure Digital, Inc., Term Loan, 8.271%, (SOFR + 3.50%), 2/10/28		3,976	2,751,347
Gainwell Acquisition Corp., Term Loan, 8.704%, (SOFR + 4.00%), 10/1/27		2,185	2,097,942
Go Daddy Operating Co. LLC:
Term Loan, 6.323%, (SOFR + 1.75%), 5/30/31		349	349,911
Term Loan, 6.573%, (SOFR + 2.00%), 11/9/29		1,803	1,809,298
NAB Holdings LLC, Term Loan, 7.354%, (SOFR + 2.75%), 11/23/28		3,166	3,171,868
Plano HoldCo, Inc., Term Loan, 8.092%, (SOFR + 3.50%), 10/2/31		550	554,812
Rackspace Finance LLC:
Term Loan, 10.997%, (SOFR + 6.25%), 5/15/28		1,723	1,772,805
Borrower/Description	Principal Amount * (000's omitted)		Value
IT Services (continued)
Rackspace Finance LLC: (continued)
Term Loan - Second Lien, 7.497%, (SOFR + 2.75%), 5/15/28		3,650	$ 2,256,066
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31		1,215	1,224,691
Synechron, Inc., Term Loan, 8.36%, (SOFR + 3.75%), 10/3/31		800	802,000
			$ 21,435,762
Leisure Products — 0.7%
Fender Musical Instruments Corp., Term Loan, 8.673%, (SOFR + 4.00%), 12/1/28		256	$ 249,440
Recess Holdings, Inc., Term Loan, 9.085%, (SOFR + 4.50%), 2/20/30		1,219	1,234,173
Tait LLC, Term Loan, 9.073%, (SOFR + 4.50%), 10/1/31		900	906,000
			$ 2,389,613
Life Sciences Tools & Services — 1.9%
Cambrex Corp., Term Loan, 8.173%, (SOFR + 3.50%), 12/4/26		312	$ 312,281
Catalent Pharma Solutions, Inc., Term Loan, 7.595%, (SOFR + 3.00%), 2/22/28		274	274,309
Curia Global, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 8/30/26 (10)		1,927	1,852,346
IQVIA, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 1/2/31		1,290	1,298,890
LGC Group Holdings Ltd., Term Loan, 6.227%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	500	526,431
Loire Finco Luxembourg SARL, Term Loan, 8.173%, (SOFR + 3.50%), 4/21/27		359	359,826
Packaging Coordinators Midco, Inc., Term Loan, 7.835%, (SOFR + 3.25%), 11/30/27		1,456	1,465,840
Sotera Health Holdings LLC, Term Loan, 7.835%, (SOFR + 3.25%), 5/30/31		500	501,094
			$ 6,591,017
Machinery — 9.5%
AI Aqua Merger Sub, Inc., Term Loan, 8.156%, (SOFR + 3.50%), 7/31/28		2,156	$ 2,175,732
American Trailer World Corp., Term Loan, 8.423%, (SOFR + 3.75%), 3/3/28		1,295	1,121,148
Apex Tool Group LLC:
Term Loan, 14.818%, (SOFR + 10.00%), 7.50% cash, 7.318% PIK, 2/8/30		1,314	1,248,454
Term Loan - Second Lien, 11.923%, (SOFR + 7.35%), 4.573% cash, 7.35% PIK, 2/8/29		563	537,421

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Machinery (continued)
Barnes Group, Inc., Term Loan, 7.073%, (SOFR + 2.50%), 9/3/30		519	$ 521,408
Clark Equipment Co., Term Loan, 6.604%, (SOFR + 2.00%), 4/20/29		864	867,533
Conair Holdings LLC, Term Loan, 8.437%, (SOFR + 3.75%), 5/17/28		2,134	1,923,267
CPM Holdings, Inc., Term Loan, 9.172%, (SOFR + 4.50%), 9/28/28		1,246	1,216,545
Crown Equipment Corp., Term Loan, 7.122%, (SOFR + 2.50%), 10/10/31		975	981,906
Cube Industrials Buyer, Inc., Term Loan, 8.132%, (SOFR + 3.50%), 10/17/31		375	378,516
EMRLD Borrower LP:
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30		729	730,926
Term Loan, 7.073%, (SOFR + 2.50%), 8/4/31		975	977,235
Engineered Machinery Holdings, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 5/19/28		3,503	3,535,791
Filtration Group Corp., Term Loan, 8.187%, (SOFR + 3.50%), 10/21/28		631	636,454
Gates Global LLC, Term Loan, 6.823%, (SOFR + 2.25%), 6/4/31		2,400	2,415,274
Icebox Holdco III, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 12/22/28		707	715,743
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28		2,419	2,433,490
Pro Mach Group, Inc., Term Loan, 8.073%, (SOFR + 3.50%), 8/31/28		1,485	1,503,318
Roper Industrial Products Investment Co. LLC, Term Loan, 7.854%, (SOFR + 3.25%), 11/22/29		1,305	1,312,567
SPX Flow, Inc., Term Loan, 8.073%, (SOFR + 3.50%), 4/5/29		1,552	1,564,974
Terex Corp., Term Loan, 6.323%, (SOFR + 1.75%), 10/8/31		2,200	2,215,814
TK Elevator Midco GmbH, Term Loan, 7.59%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	850	906,488
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	525	558,138
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		2,091	2,108,854
Zephyr German BidCo GmbH, Term Loan, 6.865%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	650	687,608
			$ 33,274,604
Media — 1.2%
Aragorn Parent Corp., Term Loan, 8.588%, (SOFR + 4.00%), 12/15/28		1,437	$ 1,447,297
Charter Communications Operating LLC, Term Loan, 11/21/31 (8)		550	550,000
Borrower/Description	Principal Amount * (000's omitted)	Value
Media (continued)
Gray Television, Inc., Term Loan, 7.786%, (SOFR + 3.00%), 12/1/28	825	$ 762,548
Hubbard Radio LLC, Term Loan, 9.073%, (SOFR + 4.50%), 9/30/27	518	387,531
MJH Healthcare Holdings LLC, Term Loan, 7.923%, (SOFR + 3.25%), 1/28/29	468	469,665
Sinclair Television Group, Inc., Term Loan, 7.187%, (SOFR + 2.50%), 9/30/26	641	624,301
		$ 4,241,342
Metals/Mining — 1.4%
AAP Buyer, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 9/9/31	425	$ 428,719
Arsenal AIC Parent LLC, Term Loan, 7.823%, (SOFR + 3.25%), 8/18/30	1,514	1,527,903
Dynacast International LLC, Term Loan, 13.864%, (SOFR + 9.25%), 10/22/25	358	336,076
Minerals Technologies, Inc., Term Loan, 11/21/31 (8)	500	502,812
PMHC II, Inc., Term Loan, 9.058%, (SOFR + 4.25%), 4/23/29	1,526	1,527,424
WireCo WorldGroup, Inc., Term Loan, 8.382%, (SOFR + 3.75%), 11/13/28	390	382,982
		$ 4,705,916
Oil, Gas & Consumable Fuels — 2.6%
Epic Crude Services LP, Term Loan, 7.656%, (SOFR + 3.00%), 10/15/31	575	$ 579,815
ITT Holdings LLC, Term Loan, 7.323%, (SOFR + 2.75%), 10/11/30	842	844,677
Matador Bidco SARL, Term Loan, 8.923%, (SOFR + 4.25%), 7/30/29	3,586	3,624,054
Oryx Midstream Services Permian Basin LLC, Term Loan, 7.724%, (SOFR + 3.00%), 10/5/28	919	927,270
Oxbow Carbon LLC, Term Loan, 8.073%, (SOFR + 3.50%), 5/10/30	543	545,841
UGI Energy Services LLC, Term Loan, 7.073%, (SOFR + 2.50%), 2/22/30	2,352	2,366,700
		$ 8,888,357
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.836%, (SOFR + 3.25%), 2/14/31	498	$ 499,766
		$ 499,766

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 8.173%, (SOFR + 3.50%), 2/23/29		1,131	$ 1,076,641
			$ 1,076,641
Pharmaceuticals — 1.6%
Ceva Sante Animale, Term Loan, 7.772%, (SOFR + 3.25%), 11/8/30		398	$ 401,482
Jazz Financing Lux SARL, Term Loan, 6.823%, (SOFR + 2.25%), 5/5/28		2,177	2,189,449
Mallinckrodt International Finance SA:
Term Loan, 12.088%, (SOFR + 7.50%), 11/14/28		417	444,163
Term Loan - Second Lien, 14.088%, (SOFR + 9.50%), 11/14/28		2,364	2,555,205
			$ 5,590,299
Professional Services — 6.4%
AAL Delaware Holdco, Inc., Term Loan, 8.073%, (SOFR + 3.50%), 7/30/31		650	$ 656,500
AlixPartners LLP, Term Loan, 6.345%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	507	537,884
APFS Staffing Holdings, Inc., Term Loan, 8.594%, (SOFR + 4.00%), 12/29/28 (10)		240	240,526
Camelot U.S. Acquisition LLC, Term Loan, 7.323%, (SOFR + 2.75%), 1/31/31		2,025	2,013,592
CoreLogic, Inc., Term Loan, 8.187%, (SOFR + 3.50%), 6/2/28		1,551	1,547,190
Corporation Service Co., Term Loan, 7.073%, (SOFR + 2.50%), 11/2/29		265	266,893
Crisis Prevention Institute, Inc., Term Loan, 9.354%, (SOFR + 4.75%), 4/9/31		300	301,625
Deerfield Dakota Holding LLC, Term Loan, 8.354%, (SOFR + 3.75%), 4/9/27		2,252	2,192,196
EAB Global, Inc., Term Loan, 7.823%, (SOFR + 3.25%), 8/16/28		2,204	2,214,251
Employbridge Holding Co., Term Loan, 9.623%, (SOFR + 4.75%), 7/19/28 (10)		1,993	1,352,709
First Advantage Holdings LLC, Term Loan, 7.823%, (SOFR + 3.25%), 10/31/31		1,500	1,515,000
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		663	665,256
Genuine Financial Holdings LLC, Term Loan, 8.573%, (SOFR + 4.00%), 9/27/30		396	398,970
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31		500	505,000
Mermaid Bidco, Inc., Term Loan, 7.804%, (SOFR + 3.25%), 7/3/31		524	525,839
Neptune Bidco U.S., Inc., Term Loan, 9.758%, (SOFR + 5.00%), 4/11/29		1,847	1,684,697
Borrower/Description	Principal Amount * (000's omitted)		Value
Professional Services (continued)
Planet U.S. Buyer LLC, Term Loan, 8.022%, (SOFR + 3.50%), 2/7/31		1,172	$ 1,175,481
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.782%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	1,525	1,624,751
Teneo Holdings LLC, Term Loan, 9.323%, (SOFR + 4.75%), 3/13/31		1,220	1,229,533
Tidal Waste & Recycling Holdings LLC, Term Loan, 8.073%, (SOFR + 3.50%), 10/3/31		600	601,687
Vaco Holdings LLC, Term Loan, 9.673%, (SOFR + 5.00%), 1/21/29		1,230	1,165,529
			$ 22,415,109
Real Estate Management & Development — 0.7%
Greystar Real Estate Partners LLC, Term Loan, 7.338%, (SOFR + 2.75%), 8/21/30		1,340	$ 1,343,619
Homeserve USA Holding Corp., Term Loan, 6.606%, (SOFR + 2.00%), 10/21/30		920	925,552
			$ 2,269,171
Road & Rail — 1.4%
First Student Bidco, Inc.:
Term Loan, 7.865%, (SOFR + 3.00%), 7/21/28		416	$ 418,604
Term Loan, 7.865%, (SOFR + 3.00%), 7/21/28		1,360	1,368,733
Hertz Corp., Term Loan, 8.338%, (SOFR + 3.75%), 6/30/28		720	642,390
Kenan Advantage Group, Inc., Term Loan, 7.823%, (SOFR + 3.25%), 1/25/29		2,558	2,561,927
			$ 4,991,654
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc.:
Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		1,812	$ 1,814,000
Term Loan - Second Lien, 9.747%, (SOFR + 5.60%), 2/1/30		475	461,640
Bright Bidco BV, Term Loan, 12.585%, (SOFR + 8.00%), 10/31/27		480	234,524
			$ 2,510,164
Software — 19.7%
Applied Systems, Inc., Term Loan, 7.604%, (SOFR + 3.00%), 2/24/31		644	$ 649,642
AppLovin Corp., Term Loan, 9.25%, (USD Prime + 1.50%), 8/16/30		1,739	1,743,235
Astra Acquisition Corp.:
Term Loan, 9.854%, (SOFR + 5.25%), 10/25/28		747	56,934
Term Loan, 11.354%, (SOFR + 6.75%), 2/25/28		536	435,477
Term Loan, 17.924%, (SOFR + 13.32%), 10/25/29		1,100	192,579

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Software (continued)
Banff Merger Sub, Inc., Term Loan, 7.056%, (3 mo. EURIBOR + 4.00%), 7/30/31	EUR	286	$ 304,864
Boxer Parent Co., Inc., Term Loan, 8.335%, (SOFR + 3.75%), 7/30/31		3,917	3,949,421
Central Parent, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 7/6/29		2,084	2,088,321
Cloud Software Group, Inc., Term Loan, 8.021%, (SOFR + 3.50%), 3/30/29		3,315	3,327,418
Cloudera, Inc.:
Term Loan, 8.423%, (SOFR + 3.75%), 10/8/28		3,375	3,368,609
Term Loan - Second Lien, 10.673%, (SOFR + 6.00%), 10/8/29		650	618,312
Constant Contact, Inc., Term Loan, 8.918%, (SOFR + 4.00%), 2/10/28		796	769,484
Cornerstone OnDemand, Inc., Term Loan, 8.437%, (SOFR + 3.75%), 10/16/28		1,146	1,075,455
Dragon Buyer, Inc., Term Loan, 7.908%, (SOFR + 3.25%), 9/30/31		1,325	1,329,141
Drake Software LLC, Term Loan, 8.823%, (SOFR + 4.25%), 6/26/31		1,925	1,905,750
E2open LLC, Term Loan, 8.187%, (SOFR + 3.50%), 2/4/28		1,936	1,942,110
ECI Macola Max Holding LLC, Term Loan, 7.842%, (SOFR + 3.25%), 5/9/30		1,522	1,536,416
Epicor Software Corp., Term Loan, 7.823%, (SOFR + 3.25%), 5/30/31		4,209	4,243,607
Fiserv Investment Solutions, Inc., Term Loan, 8.521%, (SOFR + 4.00%), 2/18/27		1,458	1,421,931
GoTo Group, Inc.:
Term Loan, 9.472%, (SOFR + 4.75%), 4/28/28		1,062	954,587
Term Loan - Second Lien, 9.472%, (SOFR + 4.75%), 4/28/28		666	273,255
iSolved, Inc., Term Loan, 7.838%, (SOFR + 3.25%), 10/15/30		498	502,167
Ivanti Software, Inc., Term Loan, 9.121%, (SOFR + 4.25%), 12/1/27		1,241	962,517
Marcel LUX IV SARL, Term Loan, 8.32%, (SOFR + 3.50%), 11/9/30		1,294	1,301,189
McAfee LLC, Term Loan, 7.906%, (SOFR + 3.25%), 3/1/29		2,450	2,464,810
Mosel Bidco SE, Term Loan, 9.104%, (SOFR + 4.50%), 9/16/30		250	252,500
OceanKey (U.S.) II Corp., Term Loan, 8.173%, (SOFR + 3.50%), 12/15/28		536	537,842
Open Text Corp., Term Loan, 6.323%, (SOFR + 1.75%), 1/31/30		1,296	1,300,205
Proofpoint, Inc., Term Loan, 7.573%, (SOFR + 3.00%), 8/31/28		2,918	2,937,291
Borrower/Description	Principal Amount * (000's omitted)		Value
Software (continued)
Quartz Acquireco LLC, Term Loan, 7.354%, (SOFR + 2.75%), 6/28/30		1,489	$ 1,498,966
Quest Software U.S. Holdings, Inc., Term Loan, 8.985%, (SOFR + 4.25%), 2/1/29		1,748	1,223,722
Redstone Holdco 2 LP, Term Loan, 9.597%, (SOFR + 4.75%), 4/27/28		1,498	1,100,592
Sabre GLBL, Inc.:
Term Loan, 8.187%, (SOFR + 3.50%), 12/17/27		1,472	1,389,856
Term Loan, 8.187%, (SOFR + 3.50%), 12/17/27		937	884,560
Term Loan, 8.923%, (SOFR + 4.25%), 6/30/28		973	933,172
Skillsoft Corp., Term Loan, 9.937%, (SOFR + 5.25%), 7/14/28		1,476	1,194,144
SolarWinds Holdings, Inc., Term Loan, 7.323%, (SOFR + 2.75%), 2/5/30		1,787	1,798,609
Sophia LP, Term Loan, 7.595%, (SOFR + 3.00%), 10/9/29		3,335	3,374,143
UKG, Inc., Term Loan, 7.617%, (SOFR + 3.00%), 2/10/31		5,254	5,297,735
Veritas U.S., Inc.:
Term Loan, 7.752%, (1 mo. EURIBOR + 4.75%), 9/1/25	EUR	358	366,788
Term Loan, 11.75%, (USD Prime + 4.00%), 9/1/25		3,347	3,285,807
Vision Solutions, Inc., Term Loan, 8.847%, (SOFR + 4.00%), 4/24/28		4,153	4,134,135
			$ 68,927,298
Specialty Retail — 5.4%
Apro LLC, Term Loan, 8.266%, (SOFR + 3.75%), 7/9/31		575	$ 580,390
Boels Topholding BV, Term Loan, 6.04%, (3 mo. EURIBOR + 3.00%), 5/23/31	EUR	517	551,365
Great Outdoors Group LLC, Term Loan, 8.437%, (SOFR + 3.75%), 3/6/28		2,840	2,857,346
Harbor Freight Tools USA, Inc., Term Loan, 7.092%, (SOFR + 2.50%), 6/11/31 (10)		2,195	2,168,813
Hoya Midco LLC, Term Loan, 7.585%, (SOFR + 3.00%), 2/3/29		965	971,842
Les Schwab Tire Centers, Term Loan, 7.573%, (SOFR + 3.00%), 4/23/31		4,995	5,015,950
LIDS Holdings, Inc., Term Loan, 10.211%, (SOFR + 5.50%), 12/14/26		259	257,692
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		2,580	2,585,153
PetSmart, Inc., Term Loan, 8.423%, (SOFR + 3.75%), 2/11/28		2,124	2,127,412
Speedster Bidco GmbH:
Term Loan, 10/17/31 (8)	EUR	825	876,917

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Specialty Retail (continued)
Speedster Bidco GmbH: (continued)
Term Loan, 10/17/31 (8)		800	$ 805,125
			$ 18,798,005
Trading Companies & Distributors — 3.7%
Beacon Roofing Supply, Inc., Term Loan, 6.573%, (SOFR + 2.00%), 5/19/28		521	$ 524,459
Core & Main LP, Term Loan, 6.836%, (SOFR + 2.25%), 2/9/31		372	373,583
DXP Enterprises, Inc., Term Loan, 8.323%, (SOFR + 3.75%), 10/11/30		693	702,096
Foundation Building Materials Holding Co. LLC, Term Loan, 8.514%, (SOFR + 4.00%), 1/29/31 (10)		1,219	1,203,857
Patagonia Bidco Ltd., Term Loan, 10.20%, (SONIA + 5.25%), 11/1/28	GBP	1,350	1,574,019
Quimper AB, Term Loan, 3/15/30 (8)	EUR	350	372,315
Spin Holdco, Inc., Term Loan, 9.256%, (SOFR + 4.00%), 3/4/28		4,511	3,834,669
White Cap Buyer LLC, Term Loan, 7.823%, (SOFR + 3.25%), 10/19/29		3,068	3,086,396
Windsor Holdings III LLC, Term Loan, 8.099%, (SOFR + 3.50%), 8/1/30		1,164	1,173,416
			$ 12,844,810
Transportation Infrastructure — 0.2%
Brown Group Holding LLC, Term Loan, 7.315%, (SOFR + 2.75%), 7/1/31 (10)		222	$ 222,827
KKR Apple Bidco LLC, Term Loan, 8.073%, (SOFR + 3.50%), 9/22/28		497	500,938
			$ 723,765
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 12/17/27		1,309	$ 1,319,194
Digicel International Finance Ltd., Term Loan, 11.335%, (SOFR + 6.75%), 5/25/27		1,832	1,772,100
			$ 3,091,294
Total Senior Floating-Rate Loans (identified cost $507,573,380)			$ 498,009,200

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29 (3)(4)	3,412	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58% (12)	6,458,000	$ 6,458,000
Total Short-Term Investments (identified cost $6,458,000)		$ 6,458,000
Total Investments — 159.8% (identified cost $568,013,112)		$ 557,693,579
Less Unfunded Loan Commitments — (0.2)%		$ (569,392)
Net Investments — 159.6% (identified cost $567,443,720)		$ 557,124,187
Notes Payable — (34.7)%		$ (121,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value — (22.9)%		$ (80,000,000)
Other Assets, Less Liabilities — (2.0)%		$ (7,059,055)
Net Assets Applicable to Common Shares — 100.0%		$ 349,065,132
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $43,565,158 or 12.5% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Portfolio of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after November 30, 2024, at which time the interest rate will be determined.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	The stated interest rate represents the weighted average interest rate at November 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At November 30, 2024, the total value of unfunded loan commitments is $570,682. See Note 1F for description.
(12)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of November 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	9,798,545	USD	9,015,019	State Street Bank and Trust Company	12/3/24	$ —	$ (257,954)
USD	9,798,545	EUR	9,015,019	Standard Chartered Bank	12/3/24	257,954	—
USD	9,798,545	EUR	9,015,019	Standard Chartered Bank	12/3/24	257,954	—
USD	1,468,467	EUR	1,314,000	Goldman Sachs International	12/31/24	76,145	—
USD	641,015	EUR	582,868	JPMorgan Chase Bank, N.A.	12/31/24	23,405	—
USD	1,468,518	EUR	1,314,000	State Street Bank and Trust Company	12/31/24	76,196	—
USD	1,468,229	EUR	1,314,000	State Street Bank and Trust Company	12/31/24	75,907	—
USD	1,439,053	EUR	1,287,613	State Street Bank and Trust Company	12/31/24	74,691	—
USD	9,534,574	EUR	9,015,019	Standard Chartered Bank	1/3/25	—	(19,108)
USD	1,438,932	EUR	1,358,442	Australia and New Zealand Banking Group Limited	2/28/25	—	(4,477)
USD	1,408,224	EUR	1,330,000	Australia and New Zealand Banking Group Limited	2/28/25	—	(4,964)
USD	1,407,700	EUR	1,330,000	HSBC Bank USA, N.A.	2/28/25	—	(5,488)
USD	1,410,141	EUR	1,330,000	Standard Chartered Bank	2/28/25	—	(3,048)
USD	1,408,642	EUR	1,330,000	Standard Chartered Bank	2/28/25	—	(4,546)
USD	1,810,752	GBP	1,432,813	HSBC Bank USA, N.A.	2/28/25	—	(15,079)
						$842,252	$(314,664)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Statement of Assets and Liabilities (Unaudited)

November 30, 2024
Assets
Unaffiliated investments, at value (identified cost $560,985,720)	$ 550,666,187
Affiliated investments, at value (identified cost $6,458,000)	6,458,000
Cash	1,881,860
Deposits for derivatives collateral — forward foreign currency exchange contracts	530,000
Foreign currency, at value (identified cost $2,520,573)	2,525,786
Interest receivable	3,833,650
Dividends receivable from affiliated investments	22,312
Receivable for investments sold	3,072,726
Receivable for open forward foreign currency exchange contracts	842,252
Receivable from the transfer agent	118,259
Trustees' deferred compensation plan	163,945
Prepaid upfront fees on notes payable	38,911
Total assets	$570,153,888
Liabilities
Notes payable	$ 121,000,000
Variable rate term preferred shares, at liquidation value	80,000,000
Cash collateral due to brokers	530,000
Payable for investments purchased	16,577,980
Payable for open forward foreign currency exchange contracts	314,664
Payable to affiliates:
Investment adviser fee	336,947
Trustees' fees	5,501
Trustees' deferred compensation plan	163,945
Interest expense and fees payable	1,828,277
Accrued expenses	331,442
Total liabilities	$221,088,756
Commitments and contingencies (see Note 13)
Net assets applicable to common shares	$349,065,132
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 264,449
Additional paid-in capital	433,196,677
Accumulated loss	(84,395,994)
Net assets applicable to common shares	$349,065,132
Common Shares Issued and Outstanding	26,444,869
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 13.20

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
November 30, 2024
Investment Income
Dividend income	$ 6,489
Dividend income from affiliated investments	195,515
Interest income	25,565,606
Other income	294,191
Total investment income	$26,061,801
Expenses
Investment adviser fee	$ 2,033,248
Trustees’ fees and expenses	22,164
Custodian fee	88,666
Transfer and dividend disbursing agent fees	9,545
Legal and accounting services	158,043
Printing and postage	19,308
Interest expense and fees	6,773,338
Miscellaneous	40,297
Total expenses	$ 9,144,609
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 5,513
Total expense reductions	$ 5,513
Net expenses	$ 9,139,096
Net investment income	$16,922,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,087,547)
Foreign currency transactions	(102,507)
Forward foreign currency exchange contracts	65,746
Net realized loss	$ (3,124,308)
Change in unrealized appreciation (depreciation):
Investments	$ 40,212
Foreign currency	101,097
Forward foreign currency exchange contracts	695,927
Net change in unrealized appreciation (depreciation)	$ 837,236
Net realized and unrealized loss	$ (2,287,072)
Net increase in net assets from operations	$14,635,633

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Statements of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 16,922,705	$ 38,208,500
Net realized loss	(3,124,308)	(20,653,829)
Net change in unrealized appreciation (depreciation)	837,236	37,761,101
Net increase in net assets from operations	$ 14,635,633	$ 55,315,772
Distributions to common shareholders	$ (17,725,651)	$ (39,136,432)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 6)	$ 2,681,455	$ —
Reinvestment of distributions to common shareholders	484,557	350,598
Cost of shares repurchased in tender offer (see Note 6)	—	(37,098,140)
Net increase (decrease) in net assets from capital share transactions	$ 3,166,012	$ (36,747,542)
Net increase (decrease) in net assets	$ 75,994	$ (20,568,202)
Net Assets Applicable to Common Shares
At beginning of period	$ 348,989,138	$ 369,557,340
At end of period	$349,065,132	$348,989,138

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Statement of Cash Flows (Unaudited)

Six Months Ended
November 30, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 14,635,633
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(85,473,379)
Investments sold and principal repayments	71,957,272
Increase in short-term investments, net	(3,630,728)
Net amortization/accretion of premium (discount)	(1,281,122)
Amortization of prepaid upfront fees on notes payable	42,829
Decrease in interest receivable	320,686
Decrease in dividends receivable from affiliated investments	13,208
Decrease in receivable from the transfer agent	10,066
Increase in Trustees’ deferred compensation plan	(6,617)
Decrease in prepaid expenses	9,235
Increase in cash collateral due to brokers	520,000
Decrease in payable to affiliates for investment adviser fee	(7,746)
Increase in payable to affiliates for Trustees' fees	5,501
Increase in interest expense and fees payable	178,547
Increase in payable to affiliates for Trustees' deferred compensation plan	6,617
Decrease in accrued expenses	(17,171)
Increase in unfunded loan commitments	389,087
Net change in unrealized (appreciation) depreciation from investments	(40,212)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	(695,927)
Net realized loss from investments	3,087,547
Net cash provided by operating activities	$ 23,326
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (17,241,094)
Proceeds from shelf offering, net of offering costs (see Note 6)	2,681,455
Proceeds from notes payable	24,000,000
Repayments of notes payable	(15,000,000)
Net cash used in financing activities	$ (5,559,639)
Net decrease in cash and restricted cash*	$ (5,536,313)
Cash and restricted cash at beginning of period (including foreign currency)	$ 10,473,959
Cash and restricted cash at end of period (including foreign currency)	$ 4,937,646
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 484,557
Cash paid for interest and fees on borrowings	6,551,962
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(5,939).
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

November 30, 2024
Cash	$ 1,881,860
Deposits for derivatives collateral — forward foreign currency exchange contracts	530,000
Foreign currency	2,525,786
Total cash and restricted cash as shown on the Statement of Cash Flows	$4,937,646

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period (Common shares)	$ 13.32	$ 12.70	$ 13.24	$ 14.56	$ 13.03	$ 15.21
Income (Loss) From Operations
Net investment income (1)	$ 0.64	$ 1.40	$ 1.15	$ 0.71	$ 0.72	$ 0.84
Net realized and unrealized gain (loss)	(0.09)	0.62	(0.64)	(1.16)	1.54	(2.01)
Total income (loss) from operations	$ 0.55	$ 2.02	$ 0.51	$ (0.45)	$ 2.26	$ (1.17)
Less Distributions to Common Shareholders
From net investment income	$ (0.67)	$ (1.43)	$ (1.05)	$ (0.80)	$ (0.73)	$ (1.01)
Tax return of capital	—	—	—	(0.13)	—	—
Total distributions to common shareholders	$ (0.67)	$ (1.43)	$ (1.05)	$ (0.93)	$ (0.73)	$ (1.01)
Premium from common shares sold through shelf offering (see Note 6) (1)	$ 0.00 (2)	$ —	$ —	$ 0.01	$ —	$ —
Discount on tender offer (see Note 6) (1)	$ —	$ 0.03	$ —	$ 0.05	$ —	$ —
Net asset value — End of period (Common shares)	$13.20	$13.32	$12.70	$13.24	$14.56	$13.03
Market value — End of period (Common shares)	$13.44	$13.38	$11.24	$12.28	$14.28	$11.24
Total Investment Return on Net Asset Value (3)	4.28% (4)	17.42%	4.87%	(2.81)%	18.25%	(7.36)%
Total Investment Return on Market Value (3)	5.70% (4)	33.26%	0.14%	(8.10)%	34.36%	(9.83)%

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$349,065	$348,989	$369,557	$385,295	$580,590	$519,465
Ratios (as a percentage of average daily net assets applicable to common shares): †
Expenses excluding interest and fees	1.35% (5)(6)	1.39% (5)	1.32% (5)	1.25%	1.33%	1.26%
Interest and fee expense (7)	3.88% (6)	3.87%	2.89%	0.92%	0.91%	1.79%
Total expenses	5.23% (5)(6)	5.26% (5)	4.21% (5)	2.17%	2.24%	3.05%
Net investment income	9.68% (6)	10.57%	8.98%	4.91%	5.08%	5.85%
Portfolio Turnover	12% (4)	29%	16%	53%	32%	34%
Senior Securities:
Total notes payable outstanding (in 000’s)	$121,000	$112,000	$118,000	$147,000	$250,000	$190,000
Asset coverage per $1,000 of notes payable (8)	$ 4,546	$ 4,830	$ 4,810	$ 4,165	$ 3,642	$ 4,155
Total preferred shares outstanding	800	800	800	800	800	800
Asset coverage per preferred share (9)	$273,664	$281,765	$286,645	$269,734	$275,936	$292,394
Involuntary liquidation preference per preferred share (10)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share (10)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
(1)	Computed using average common shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended November 30, 2024 and the years ended May 31, 2024 and 2023).
(6)	Annualized.
(7)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable (see Note 8).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 274%, 282%, 287%, 270%, 276% and 292% at November 30, 2024 and May 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(10)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below.
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Expenses excluding interest and fees	0.87%	0.90%	0.85%	0.84%	0.85%	0.81%
Interest and fee expense	2.50%	2.50%	1.85%	0.62%	0.58%	1.16%
Total expenses	3.37%	3.40%	2.70%	1.46%	1.43%	1.97%
Net investment income	6.24%	6.82%	5.75%	3.32%	3.25%	3.79%

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation
—
The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans.
Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations.
Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities.
Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives.
Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies.
Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other.
Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation.
In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions
—
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income
—
Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes
—
The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of November 30, 2024, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation
—
Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments
—
The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At November 30, 2024, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates
—
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications
—
Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust's Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts
—
The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements
—
The interim financial statements relating to November 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Variable Rate Term Preferred Shares
In 2012, the Trust issued 800 shares of a series of variable rate term preferred shares in a private offering and used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

At November 30, 2024, the Trust had 800 shares of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares) outstanding, with a liquidation preference of $100,000 per share, a par value of $0.01 per share and a mandatory redemption date of January 24, 2026. Effective July 8, 2024, the Trust’s Board of Trustees approved an amendment to the Trust’s amended and restated By-Laws to extend the mandatory redemption date of the Series L-2 VRTP Shares from January 24, 2025. The Series L-2 VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.
From July 7, 2023 to July 8, 2024, dividends on the Series L-2 VRTP Shares were determined each day based on a spread of 2.30% to the three-month Secured Overnight Financing Rate (SOFR). In connection with the extension of the mandatory redemption date of the Series L-2 VRTP Shares to January 24, 2026, the Trust’s Board of Trustees approved a change in the dividend rate to a spread of 2.55% to three-month SOFR based on the Series L-2 VRTP’s current credit rating, which is provided by Moody’s Investors Service.
For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares is presented as a liability on the Statement of Assets and Liabilities. Dividends accrued on Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. Unpaid dividends are included in interest expense and fees payable on the Statement of Assets and Liabilities.
The carrying amount of the Series L-2 VRTP Shares at November 30, 2024 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2024. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2024 was $80,000,000.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding Series L-2 VRTP Shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends on the Series L-2 VRTP Shares are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2024 was 7.15%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2024 were $3,082,116 and 7.68%, respectively.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At May 31, 2024, the Trust, for federal income tax purposes, had deferred capital losses of $74,866,336 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at May 31, 2024, $4,084,461 are short-term and $70,781,875 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at November 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 567,501,025
Gross unrealized appreciation	$ 7,152,425
Gross unrealized depreciation	(17,001,675)
Net unrealized depreciation	$ (9,849,250)

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets, as defined in the Trust’s investment advisory agreement, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended November 30, 2024, the Trust’s investment adviser fee amounted to $2,033,248.
The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended November 30, 2024, the investment adviser fee paid was reduced by $5,513 relating to the Trust’s investment in the Liquidity Fund. EVM also serves as administrator of the Trust, but receives no compensation.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $82,664,552 and $67,534,105, respectively, for the six months ended November 30, 2024.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan were 36,724 and 26,320 for the six months ended November 30, 2024 and for the year ended May 31, 2024, respectively.
On May 12, 2021, the Trust announced that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires.
On September 26, 2023, the Trust commenced a cash tender offer for up to 5,903,838 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on October 25, 2023. The number of shares properly tendered was 2,909,042. The purchase price of the properly tendered shares was equal to $12.7527 per share for an aggregate purchase price of $37,098,140. The condition to trigger a tender offer by the Trust in the fourth quarter of 2022 and 2024 was not met.
Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,741,359 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended November 30, 2024, the Trust sold 200,452 common shares and received proceeds (net of offering costs) of $2,681,455 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $30,972 for the six months ended November 30, 2024. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the six months ended November 30, 2024 was $5,417. There were no shares sold by the Trust pursuant to its shelf offering for the year ended May 31, 2024.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2024 and for the year ended May 31, 2024.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2024 is included in the Portfolio of Investments. At November 30, 2024, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $314,664. At November 30, 2024, there were no assets pledged as collateral by the Trust for such liability.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative (1)	Liability Derivative (2)
Forward foreign currency exchange contracts	$842,252	$(314,664)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of November 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)
Goldman Sachs International	$ 76,145	$ —	$ —	$ (76,145)	$ —
JPMorgan Chase Bank, N.A.	23,405	—	—	—	23,405
Standard Chartered Bank	515,908	(26,702)	—	(270,000)	219,206
State Street Bank and Trust Company	226,794	(226,794)	—	—	—
	$842,252	$(253,496)	$ —	$(346,145)	$242,611

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities (c)
Australia and New Zealand Banking Group Limited	$ (9,441)	$ —	$ —	$ —	$ (9,441)
HSBC Bank USA, N.A.	(20,567)	—	—	—	(20,567)
Standard Chartered Bank	(26,702)	26,702	—	—	—
State Street Bank and Trust Company	(257,954)	226,794	—	—	(31,160)
	$(314,664)	$253,496	$ —	$ —	$(61,168)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income (1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income (2)
Forward foreign currency exchange contracts	$65,746	$695,927
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended November 30, 2024, which is indicative of the volume of this derivative type, was approximately $41,183,000.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Revolving Credit and Security Agreement
The Trust has entered into a Credit Agreement, as amended, (the Agreement) with a bank to borrow up to a limit of $175 million pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through May 1, 2025, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement, the Trust also paid upfront fees of $87,500, which are being amortized to interest expense through May 1, 2025. The unamortized balance at November 30, 2024 is approximately $39,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2024, the Trust had borrowings outstanding under the Agreement of $121,000,000 at an annual interest rate of 5.66%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2024 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2024. For the six months ended November 30, 2024, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $112,213,115 and 6.27%, respectively.
9  Affiliated Investments
At November 30, 2024, the value of the Trust's investment in funds that may be deemed to be affiliated was $6,458,000, which represents 1.9% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the six months ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,827,272	$93,210,518	$(89,579,790)	$ —	$ —	$6,458,000	$195,515	6,458,000
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Trust's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 25,947,673	$ —	$ 25,947,673
Common Stocks	43,220	5,566,945	1,179,638	6,789,803
Corporate Bonds	—	20,488,903	—	20,488,903
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	496,280,369	1,159,439	497,439,808
Warrants	—	—	0	0
Short-Term Investments	6,458,000	—	—	6,458,000
Total Investments	$ 6,501,220	$ 548,283,890	$ 2,339,077	$ 557,124,187

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 842,252	$ —	$ 842,252
Total	$ 6,501,220	$ 549,126,142	$ 2,339,077	$ 557,966,439
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (314,664)	$ —	$ (314,664)
Total	$ —	$ (314,664)	$ —	$ (314,664)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2024 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Additional Information
On August 27, 2020, the Trust’s Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust’s adviser, and the Board, following the implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions. With respect to the Trust, Saba seeks rescission of these by-law provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba’s claims. On January 23, 2023, in ruling on the parties’ cross-motions for partial summary judgment, the court dismissed Saba’s claims for breach of fiduciary duty against the Board, while holding that the control share by-law amendment violated Section 18(i) of the 1940 Act. The Board has amended the Trust's by-laws to remove the control share provisions. Following a bench trial that took place September 9-17, 2024, the court ruled in the Trust's favor on October 21, 2024 on Saba's remaining claims, finding that the majority voting standard by-law did not violate the 1940 Act or breach the Trust's declaration of trust as Saba alleged. The trial court proceedings are now complete, as Saba has indicated it will not seek appeal of the court’s decision.
13  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Fund. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

Although the Fund and the other participating lenders are pursuing a rehearing of this matter before the Fifth Circuit en banc, if unsuccessful, the matter will be remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Fund cannot reliably predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements
1
for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1
 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as the special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and lower than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Floating-Rate Income Trust
November 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy Wiser Stefani

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email:
EVPrivacy@eatonvance.com
Please note:
If you are a
new
customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer
our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■
Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents.

The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.
Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise.
If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings.

Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program.

The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders.

If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information.

Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7739    11.30.24

(a)

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	January 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	January 24, 2025